Interim Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement [Abstract]
Revenue	$ 167,786	$ 167,637	$ 332,710	$ 321,069
Operating expenses:
Ship operating (note 3)	37,344	31,515	74,890	66,065
Depreciation and amortization	42,840	42,284	85,593	80,215
General and administrative	11,833	6,671	19,624	12,521
Operating lease	1,097		2,183
Gain on vessel		(9,773)		(9,773)
Total operating expenses	93,114	70,697	182,290	149,028
Operating earnings	74,672	96,940	150,420	172,041
Other expenses (income):
Interest expense	15,275	19,157	30,759	36,132
Interest income	(600)	(321)	(787)	(629)
Undrawn credit facility fee	748	398	1,145	1,203
Amortization of deferred charges (note 5)	2,266	2,205	4,376	3,766
Change in fair value of financial instruments (note 14(b))	(71,193)	82,084	(68,527)	86,760
Equity loss on investment	35		69	134
Other expenses	987	166	625	166
Total Other expenses (income)	(52,482)	103,689	(32,340)	127,532
Net earnings (loss)	$ 127,154	$ (6,749)	$ 182,760	$ 44,509
Earnings (loss) per share (note 9):
Class A common share, basic	$ 1.67	$ (0.38)	$ 2.24	$ 0.17
Class A common shares, diluted	$ 1.35	$ (0.38)	$ 1.88	$ 0.17